Angel Oak Financial Strategies Income Term Trust

Schedule of Investments

October 31, 2019 (Unaudited)

	Principal
	Amount	Value
Corporate Obligations — 105.81%
Financial — 103.59%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (a)	$1,750,000	$1,796,286
Avidbank Holdings, Inc., 6.875% (3 Month LIBOR USD + 5.367%), 11/15/2025 (a)(b)	4,000,000	4,077,295
B. Riley Financial, Inc., 6.500%, 9/30/2026	160,000	4,000,000
B. Riley Financial, Inc., 6.875%, 9/30/2023	57,000	1,466,040
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	6,500,000	6,623,015
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	9,237,853
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)(c)	5,000,000	5,129,712
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/30/2029 (a)(c)	7,500,000	7,593,750
Beal Trust I, 5.541% (6 Month LIBOR USD + 3.625%), 7/30/2037 (a)	5,000	5,065,000
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)	750,000	762,933
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)	2,500,000	2,551,829
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)	5,000,000	5,132,228
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	6,000,000	6,156,147
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)	4,500,000	4,500,000
Cowen, Inc., 7.250%, 5/6/2024 (b)	4,000,000	4,105,821
Customers Bancorp, Inc., 4.500%, 9/25/2024	1,750,000	1,772,850
Empire Bancorp, Inc., 7.375%, 12/17/2025 (b)	3,000,000	3,150,806
FedNat Holding Co., 7.500%, 3/15/2029 (b)	5,000,000	5,112,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(c)(d)	12,000,000	12,490,296
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(b)	2,000,000	2,000,000
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(b)(c)(d)	10,000,000	10,121,717
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,500,000	1,519,832
First Internet Bancorp, 6.000%, 6/30/2029	300,000	7,830,000
First Priority Bank, 7.000%, 11/30/2025 (b)	3,000,000	3,105,691
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(b)(c)	7,000,000	7,238,214
German American Bancorp, Inc., 4.500% (3 Month LIBOR USD + 2.680%), 6/30/2029 (a)(b)	1,500,000	1,514,517
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,000,000	7,253,750
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)(c)	3,500,000	3,604,341
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(b)(d)	2,000,000	2,059,664
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)(d)	3,000,000	3,103,488
JPMorgan Chase & Co., 2.753% (3 Month LIBOR USD + 0.500%), 2/1/2027 (a)	6,459,000	6,077,273
KeyCorp Capital I, 2.839% (3 Month LIBOR USD + 0.740%), 7/1/2028 (a)	6,776,000	6,189,198
Kingstone Cos, Inc., 5.500%, 12/30/2022 (d)	2,995,000	2,996,742
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	5,000,000	5,087,017
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(d)	9,500,000	10,146,295
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)(c)	5,000,000	5,119,193
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)	7,000,000	7,000,000
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)(d)	2,890,000	3,079,317
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)(d)	1,000,000	1,012,968
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(b)	4,000,000	4,059,204
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	2,600,000	2,724,042
Pinnacle Financial Partners, Inc., 4.125% (3 Month LIBOR USD + 2.775%), 9/15/2029 (a)	4,000,000	4,059,997
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (a)(e)	2,500,000	2,516,971
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (a)(e)	6,250,000	6,317,227
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(d)	4,000,000	4,123,758
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)(d)	3,000,000	3,096,490
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,700,000	2,775,106
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)(d)	4,000,000	4,121,513
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)(d)	4,050,000	4,099,897
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	3,000,000	3,104,109
United Insurance Holdings Corp., 6.250%, 12/15/2027 (d)	4,500,000	4,675,894
Wintrust Financial Corp., 4.850%, 6/6/2029 (d)	6,000,000	6,225,117
WT Holdings, Inc., 7.000%, 4/30/2023 (b)(d)	2,700,000	2,735,681

		241,418,584

Real Estate Investment Trust — 2.22%
Ready Capital Corp., 6.200%, 7/30/2026	200,000	5,172,000

TOTAL CORPORATE OBLIGATIONS — (Cost — $243,668,362)		246,590,584

	Shares
Preferred Stocks — 5.73%
Financial — 0.46%
TriState Capital Holdings, Inc.	40,000	1,066,600

Real Estate Investment Trust — 5.27%
AGNC Investment Corp.	160,000	4,116,800
Annaly Capital Management, Inc.	160,000	4,155,200
Ellington Financial, Inc.	80,000	2,023,200
New York Mortgage Trust, Inc.	80,000	1,993,600

		12,288,800

TOTAL PREFERRED STOCKS (Cost — $13,033,200)		13,355,400

Short-Term Investments — 2.28%
Money Market Funds — 2.28%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 1.73% (f)	5,324,331	5,324,331

TOTAL SHORT-TERM INVESTMENTS (Cost — $5,324,331)		5,324,331

TOTAL INVESTMENTS — 113.82% (Cost — $262,025,893)		265,270,315
Liabilities in Excess of Other Assets — (13.82%)		(32,201,752)

NET ASSETS — 100.00%		$233,068,563

LIBOR London Inter-Bank Offered Rate

SOFR Secured Overnight Financing Rate

(a)	Variable or Floating Rate Security based on a reference index and spread. Rate disclosed is the rate in effect as of October 31, 2019.
(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2019, the value of these securities amounted to $126,107,253 or 54.11% of net assets.

(c)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2019, the value of securities pledged amounted to $41,060,766.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2019, the value of securities pledged amounted to $74,088,837.
(e)	Security issued on a when-issued basis. On October 31, 2019, the total value of investments purchased on a when-issued basis was $8,834,198 or 3.79% of net assets.
(f)	Rate disclosed is the seven day yield as of October 31, 2019.

Angel Oak Financial Strategies Income Term Trust

Schedule of Open Reverse Repurchase Agreements

October 31, 2019 (Unaudited)

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	$2,292,283	$2,287,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	3,328,672	3,321,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,129,603	1,127,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,709,941	1,706,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,648,800	1,645,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	2,797,447	2,791,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	556,282	555,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,730,989	1,727,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	2,272,237	2,267,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,710,943	1,707,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	2,268,228	2,263,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	2,257,202	2,252,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	2,579,946	2,574,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	3,392,819	3,385,000
Lucid Management and Capital Partners LP	2.970%	10/17/2019	11/14/2019	1,507,474	1,504,000

					$31,111,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Pricing Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$246,590,584	$—	$246,590,584
Preferred Stocks	—	13,355,400	—	13,355,400
Short-Term Investments	5,324,331	—	—	5,324,331

Total	5,324,331	259,945,984	—	265,270,315

Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$—	$(31,111,000)	$—	$(31,111,000)

*	Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund’s seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$—	$31,111,000	$—	$—	$31,111,000

Total	$—	$31,111,000	$—	$—	$31,111,000